Finance Result (Tables)	12 Months Ended
Dec. 31, 2017
Finance Result
Schedule of finance result

	Thousands of Euros
	31/12/2017	31/12/2016	31/12/2015
Finance income	9,678	9,934	5,841
Finance cost from Senior Unsecured Notes	(65,189)	(73,491)	(72,783)
Finance cost from senior debt	(193,183)	(168,332)	(161,624)
Finance cost from sale of receivables (note 13)	(3,973)	(4,885)	(6,512)
Capitalized interest	8,839	13,019	9,795
Other finance costs	(9,838)	(11,140)	(9,211)

Finance costs	(263,344)	(244,829)	(240,335)

Change in fair value of financial derivatives (note 30)	(3,752)	(7,610)	(25,206)
Impairment and gains / (losses) on disposal of financial instruments (note 11)	(18,844)	—	—
Exchange differences	(11,472)	8,916	(12,140)

Finance result	(287,734)	(233,589)	(271,840)